Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Promissory Notes

4. Notes Payable

On March 31, 2014, the Company entered into a loan and security agreement with Oxford Finance LLC and Midcap Financial (the “Credit Facility”). The Credit Facility provides for initial borrowings of $7,500 under a term loan (“Term Loan A”) and additional borrowings of up to $12,500 under other term loans, for a maximum of $20,000. On March 31, 2014, the Company received proceeds of $7,500 from the issuance of promissory notes under the Term Loan A. Of the additional $12,500 amount that was available, $7,500 (“Term Loan B”) was available to be drawn down until September 30, 2014 and $5,000 (“Term Loan C”) was available to be drawn down for a 30-day period upon the completion of the Company’s IPO that occurred in June 2014. The Company elected not to draw down Term Loan B or Term Loan C and these amounts are no longer available to the Company. All promissory notes issued under the Credit Facility are collateralized by substantially all of the Company’s personal property, other than its intellectual property.

Upon entering into this Credit Facility, the Company was obligated to make monthly, interest-only payments on any term loans funded under the Credit Facility until December 1, 2014 and, thereafter, to pay 36 consecutive, equal monthly installments of principal and interest from January 1, 2015 through December 1, 2017. As per the terms of the agreement, in June 2014, upon the completion of the Company’s IPO, the term of monthly, interest-only payments were extended until June 1, 2015. Outstanding term loans under the Credit Facility bear interest at an annual rate of 8.1%. In addition, a final payment equal to 6.0% of any amounts drawn under the Credit Facility is due upon the earlier of the maturity date, acceleration of the term loans or prepayment of all or part of the term loans. The Company accrues the amount due relating to Term Loan A of $450, to outstanding debt by charges to interest expense using the effective-interest method from the date of issuance through the maturity date.

Term Loan A was recorded in the balance sheet net of debt discount of $114 that was related to fees assessed by the lender at the time of borrowing. The debt discount is being accreted to the principal amount of the debt. In addition, deferred financing costs of $49 are being amortized to interest expense using the effective-interest method over the same term. For the nine months ended September 30, 2014, the Company recorded additional interest expense of $36 related the accretion of the debt discount and amortization of deferred financing costs.

The Company was obligated to pay a separate fee upon any IPO; a sale of substantially all of the Company’s assets; or a merger, reorganization or sale of the Company’s voting equity securities where existing voting stockholders hold less than 50% of voting equity securities after such transaction. As of September 30, 2014, the Company recorded interest expense of $225 relating to the fee payable upon completion of the Company’s IPO in June 2014.

There are no financial covenants associated with the debt facility; however, there are negative covenants restricting the Company’s activities, including limitations on dispositions, mergers or acquisitions; encumbering or granting a security interest in its intellectual property; incurring indebtedness or liens; paying dividends; making certain investments; and certain other business transactions.

The Credit Facility also includes events of default, the occurrence and continuation of any of which provides the lenders the right to exercise remedies against the Company and the collateral securing the loans under the Credit Facility, including cash. These events of default include, among other things, failure to pay any amounts due under the Credit Facility, insolvency, the occurrence of a material adverse event, the occurrence of any default under certain other indebtedness and a final judgment against the Company in an amount greater than $250.

Estimated future principal payments due under the Term Loan A are as follows:

Years Ending December 31,
Remainder of 2014	$—
2015	1,381
2016	2,936
2017	3,183

Total	$7,500

During the nine months ended September 30, 2014, the Company recognized $658 of interest expense related to the Credit Facility.

The Company had no debt outstanding as of December 31, 2013.

5. Convertible Promissory Notes

In August and November 2012, the Company issued convertible promissory notes with a principal amount of $6,000. The notes accrued interest at an annual rate of 8% and, unless otherwise converted, were due one year from the issuance date. The notes were to be automatically converted into shares of a new class of preferred stock upon the sale by the Company of the new class of preferred stock yielding proceeds of at least $10,000 or, if the sale of the new class of preferred stock was for less than $10,000, the notes could be converted at the option of the noteholder at 90% of the price of the new series of preferred stock. In November 2012, upon the Company’s issuance of 6,653,988 shares of Series D redeemable convertible preferred stock for gross proceeds of $9,044 (see Note 6), the noteholders elected to convert the outstanding principal and accrued interest of $6,086 into 4,975,260 shares of Series D redeemable convertible preferred stock.